INVENTORIES	12 Months Ended
Dec. 31, 2014
INVENTORIES

7. INVENTORIES

Inventories consist of the following:

	As of December 31,
	2013	2014
Raw materials	$12,413	$17,380
Work-in-progress	19,522	22,837
Finished goods	13,162	8,329

Total	$45,097	$48,546

For the years ended December 31, 2012, 2013 and 2014, inventories were written down by $0.7 million, $0.4 million and $0.8 million, respectively, to reflect the lower of cost or market.